Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 7,990	$ 8,694
Actuarial gain/loss (in other comprehensive income)	(2,084)
Interest for services	(1,016)	(178)
Service Cost	450	335
Amounts paid in the year	(585)	(784)
Contributions		456
Translation differences and inflation adjustment	(379)	(533)
Balances at the end of year	$ 4,376	$ 7,990